American Funds Insurance Series®

Prospectus Supplement

September 30, 2016

(for Class 1 shares prospectus, Class 2 shares prospectus, Class 3 shares prospectus, and Class 4 shares prospectus dated May 1, 2016, as supplemented to date)

The following paragraph is added to the section captioned “The Capital SystemSM” in the “Management and organization” section of the prospectus:

John R. Queen, Vice President, Capital Fixed Income Investors, serves as a fixed-income portfolio manager for Asset Allocation Fund. John has 25 years of investment experience in total (13 years with Capital Research and Management Company or affiliate). He has one year of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-020-0916P Printed in USA CGD/AFD/8024-S56982

American Funds Insurance Series® Prospectus Supplement September 30, 2016 (for Class P1 shares prospectus and Class P2 shares prospectus dated May 1, 2016, as supplemented to date)

The following paragraph is added to the section captioned “The Capital SystemSM for the underlying funds” in the “Management and organization” section of the prospectus:

John R. Queen, Vice President, Capital Fixed Income Investors, serves as a fixed-income portfolio manager for Asset Allocation Fund, the underlying fund for Managed Risk Asset Allocation Fund. John has 25 years of investment experience in total (13 years with Capital Research and Management Company or affiliate). He has one year of experience in managing the underlying fund.

Keep this supplement with your prospectus.

Lit. No. INP8BS-007-0916P Printed in USA CGD/AFD/8024-S56983

American Funds Insurance Series® Statement of Additional Information Supplement September 30, 2016 (for statement of additional information dated May 1, 2016)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Asset Allocation Fund
Alan N. Berro	25	$222.9	None		None
J. David Carpenter	1	$76.0	1	$0.22	None
David A. Daigle	7	$154.2	2	$1.27	2	$0.34
Jeffrey T. Lager	2	$160.6	None		None
James R. Mulally	8	$182.0	1	$0.03	None
John R. Queen*	6	$104.0	None		324	$2.54

* Information is as of August 31, 2016.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-021-0916P Printed in USA CGD/AFD/8024-S56986